Investment Securities - Contractual Maturities (Details 4) $ in Millions	Dec. 31, 2015 USD ($)
Fair Value
Due in 1 year or less	$ 170
Due after 1 year through 5 years	602
Due after 5 years through 10 years	419
Due after 10 years	185
Mortgage-backed, asset-backed, and collateralized securities	315
Fair Value	1,691
Amortized Cost
Due in 1 year or less	170
Due after 1 year through 5 years	607
Due after 5 years through 10 years	424
Due after 10 years	195
Mortgage-backed, asset-backed, and collateralized securities	316
Amortized Cost	$ 1,712